Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	17,250,000	17,250,000
Diluted net income per common share	$ (0.08)	$ 0.12
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	4,312,500	4,312,500
Diluted net income per common share	$ (0.08)	$ 0.12